RECEIVABLES - Summary of Aging of Receivables (Details) - USD ($) $ in Millions	Sep. 30, 2019	Dec. 31, 2018	Sep. 30, 2018
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	$ 18,455	$ 19,167	$ 18,366
Retail
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	59	67
Current	8,896	9,148
Total	9,002	9,350	9,152
Retail | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	8,955	9,215
Retail | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	47	135
Retail | North America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	30	26
Current	6,210	6,285
Total	6,249	6,323
Retail | North America | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	6,240	6,311
Retail | North America | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	9	12
Retail | Europe
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	11
Current	146	164
Total	146	215
Retail | Europe | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	146	175
Retail | Europe | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	0	40
Retail | South America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	23	27
Current	1,739	1,885
Total	1,800	1,995
Retail | South America | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	1,762	1,912
Retail | South America | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	38	83
Retail | Rest of World
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	6	3
Current	801	814
Total	807	817
Retail | Rest of World | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	807	817
Retail | Rest of World | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	0	0
Retail | 31-60 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	40	35
Retail | 31-60 Days Past Due | North America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	24	21
Retail | 31-60 Days Past Due | Europe
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	1
Retail | 31-60 Days Past Due | South America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	13	11
Retail | 31-60 Days Past Due | Rest of World
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	3	2
Retail | 61-90 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	10	15
Retail | 61-90 Days Past Due | North America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	6	5
Retail | 61-90 Days Past Due | Europe
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Retail | 61-90 Days Past Due | South America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	2	9
Retail | 61-90 Days Past Due | Rest of World
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	2	1
Retail | Greater Than 90 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	9	17
Retail | Greater Than 90 Days | North America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Retail | Greater Than 90 Days | Europe
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	10
Retail | Greater Than 90 Days | South America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	8	7
Retail | Greater Than 90 Days | Rest of World
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	1	0
Wholesale
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	83	39
Current	9,243	9,692
Total	9,382	9,749	$ 9,140
Wholesale | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	9,326	9,731
Wholesale | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	56	18
Wholesale | North America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	4	0
Current	3,669	3,613
Total	3,676	3,631
Wholesale | North America | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	3,673	3,613
Wholesale | North America | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	3	18
Wholesale | Europe
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	59	29
Current	4,207	4,727
Total	4,266	4,756
Wholesale | Europe | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	4,266	4,756
Wholesale | Europe | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	0	0
Wholesale | South America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	1	0
Current	722	656
Total	776	656
Wholesale | South America | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	723	656
Wholesale | South America | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	53	0
Wholesale | Rest of World
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	19	10
Current	645	696
Total	664	706
Wholesale | Rest of World | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	664	706
Wholesale | Rest of World | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	0	0
Wholesale | 31-60 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	26	27
Wholesale | 31-60 Days Past Due | North America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	4	0
Wholesale | 31-60 Days Past Due | Europe
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	14	20
Wholesale | 31-60 Days Past Due | South America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Wholesale | 31-60 Days Past Due | Rest of World
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	8	7
Wholesale | 61-90 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	19	12
Wholesale | 61-90 Days Past Due | North America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Wholesale | 61-90 Days Past Due | Europe
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	13	9
Wholesale | 61-90 Days Past Due | South America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Wholesale | 61-90 Days Past Due | Rest of World
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	6	3
Wholesale | Greater Than 90 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	38	0
Wholesale | Greater Than 90 Days | North America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Wholesale | Greater Than 90 Days | Europe
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	32	0
Wholesale | Greater Than 90 Days | South America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	1	0
Wholesale | Greater Than 90 Days | Rest of World
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	$ 5	$ 0